Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 8,028	¥ 1,870	¥ 7,401
Amortization of net actuarial loss	502	777	1,447
Prior service credit due to amendments	0	743	0
Amortization of prior service credit	(927)	(1,259)	(1,168)
Amortization of transition obligation	53	53	53
Total recognized in other comprehensive income (loss), pre-tax	7,656	2,184	7,733
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	(28,730)	2,447	(89)
Amortization of net actuarial loss	215	60	49
Prior service credit due to amendments	843	344	0
Amortization of prior service credit	(51)	(3)	0
Amortization of transition obligation	5	3	3
Foreign currency exchange rate change	1,065	(7)	(213)
Total recognized in other comprehensive income (loss), pre-tax	¥ (26,653)	¥ 2,844	¥ (250)